Consolidated Statements of Changes in Equity - RUB (₽) ₽ in Thousands		Total		Initially applied IFRS 15 [member]	Initially applied IFRS 9 [member]	Share capital [member]		Share premium [member]		Currency translation reserve [member]		Retained earnings/(accumulated deficit) [member]		Retained earnings/(accumulated deficit) [member] Initially applied IFRS 15 [member]	Retained earnings/(accumulated deficit) [member] Initially applied IFRS 9 [member]	Total [member]		Total [member] Initially applied IFRS 15 [member]	Total [member] Initially applied IFRS 9 [member]	Non-controlling interest [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2016		₽ 4,794,974				₽ 8,547		₽ 5,008,647		₽ (147,844)		₽ (87,329)				₽ 4,782,021				₽ 12,953
Beginning balance (Restated balance [member]) at Dec. 31, 2016	[1]	4,791,046				8,547		5,008,647		(147,844)		(91,257)				4,778,093				12,953
Beginning balance at Dec. 31, 2016				₽ (3,928)										₽ (3,928)				₽ (3,928)
Net income for the year | Previously stated [member]		464,104
Net income for the year | Restated balance [member]		462,802										400,189				400,189				62,613
Net income for the year	[1]	462,802
Other comprehensive income/(loss) | Restated balance [member]		54,775								55,438						55,438				(663)
Management incentive agreement (note 20(a)) | Restated balance [member]		74,851						74,851								74,851
Distributions to shareholders and non-controlling interest (note 19(d)) | Restated balance [member]		(3,428,226)										(3,375,197)				(3,375,197)				(53,029)
Distributions to shareholders and non-controlling interest (note 19(d))		(3,375,197)
Ending balance (Restated balance [member]) at Dec. 31, 2017	[1]	1,955,248				8,547		5,083,498		(92,406)		(3,066,265)				1,933,374				21,874
Ending balance at Dec. 31, 2017		1,952,313	[2]		₽ (2,935)	8,547	[2]	5,083,498	[2]	(92,406)	[2]	(3,069,200)	[2]		₽ (2,935)	1,930,439	[2]		₽ (2,935)	21,874	[2]
Net income for the year		1,032,845	[3]									949,307				949,307				83,538
Other comprehensive income/(loss)		25,205								25,449						25,449				(244)
Management incentive agreement (note 20(a))		68,776						68,776								68,776
Distributions to shareholders and non-controlling interest (note 19(d))		(79,850)																		(79,850)
Reduction of share premium (note 19(c))								(3,422,874)				3,422,874
Disposal of subsidiary (note 18(a))		4,131																		4,131
Ending balance at Dec. 31, 2018	[3]	3,003,420				8,547		1,729,400		(66,957)		1,302,981				2,973,971				29,449
Net income for the year		1,581,026										1,448,018				1,448,018				133,008
Other comprehensive income/(loss)		(41,818)								(39,421)						(39,421)				(2,397)
Management incentive agreement (note 20(a))		121,635						121,635								121,635
Distributions to shareholders and non-controlling interest (note 19(d))		(1,286,805)										(1,160,345)				(1,160,345)				(126,460)
Share-based payments to Board of directors (note 29(b))		12,842						12,842								12,842
Acquisition of non-controlling interest		(2,107)								1,187		(2,957)				(1,770)				(337)
Ending balance at Dec. 31, 2019		₽ 3,388,193				₽ 8,547		₽ 1,863,877		₽ (105,191)		₽ 1,587,697				₽ 3,354,930				₽ 33,263

[1]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.
[2]	The Group adopted IFRS 9 at January 1, 2018 using the exemption allowing not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes. See Note 4.
[3]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.